Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical location
Property, plant and equipment.	$ 8,251	$ 7,688	$ 7,421
UK
Disclosure of geographical location
Property, plant and equipment.	2,227	1,920	1,605
Sweden
Disclosure of geographical location
Property, plant and equipment.	1,755	1,488	1,456
US
Disclosure of geographical location
Property, plant and equipment.	2,662	2,758	2,844
Rest of the world
Disclosure of geographical location
Property, plant and equipment.	$ 1,607	$ 1,522	$ 1,516